Risk/Return Summary - FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO	Apr. 02, 2024
FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO | Fidelity Government Money Market Fund
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® Government Money Market Fund and Fidelity® Money Market Fund June 29, 2023 Premium Class Prospectus